UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street
West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Item 1. Report to Stockholders.

CHESWOLD LANE
FUNDS

Annual Report

December 31, 2014

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Table of Contents
December 31, 2014

Shareholder Letter	3
Performance Summary	4
Portfolio Characteristics	5
Schedule of Investments	7
Financial Statements	10
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	22
Expense Example	23
Trustee and Officer Information	24
Additional Tax Information	26
Proxy Voting	26
Portfolio Holdings Disclosure	26

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014
Dear Fellow Shareholders,

Thank you for your continued support of the Cheswold Lane International High Dividend Fund. Total return for the Fund, net of fees was -10.52% in 2014, compared to -4.90% for the MSCI-EAFE® Index. Our Fund’s relative underperformance was driven by exposure to energy-related cyclicals in Europe and Asia.

Market Review – 2014

The US stock market outshined its developed market peers in 2014. Local developed market returns from Europe and Asia were respectable, but their depreciating currency versus the dollar put many returns in negative territory for US investors. The 4th quarter was particularly difficult as the Euro, Yen, Sterling and Aussie dollar fell 5-10% relative to the US dollar. Emerging market (“EM”) returns were bifurcated. Commodity oriented countries, especially oil related, suffered significantly while Asian consumer EM countries rallied.

Sovereign bond yields in Europe continued their downward trend. German bonds are yielding 50 basis points1 on a 10-year basis, while Spain and Italy are now below 1.8% on the same maturity term. The Bank of Japan really stepped on the US Quantitative Easing accelerator in 2014; in 2015, it’s the European Central Bank’s (“ECB”) turn. Financial markets expect the Federal Reserve and Bank of England to raise short-term rates in 2015; although the timing and magnitude have been sliding, as impressive job growth has not translated into material increases in wage growth in either country.

During the year, negative revisions to global economic growth, excluding the US, caused cyclical sectors to underperform less economically sensitive sectors. During the first half of the year, a stronger Euro impeded results from export-oriented industrials and consumer discretionary companies. In the 2nd half of the year, weaker global demand pressured these same cyclical sectors. Insurance companies continued to outperform banks due to better earnings trends and significantly lower regulatory risk. The combination of never-ending public fines and new compliance costs and private litigation settlements for past misdeeds kept European banks in the penalty box for another year. The transition to a US style “stress test” implemented by the ECB was a major positive for the industry. Unfortunately, this was outweighed by the upward sliding capital requirements of the new single supervisory European Union bank regulator.

We encourage you to visit our website www.cheswoldlanefunds.com for more detailed information regarding our investment strategy. As always, we welcome your comments and questions at info@cheswoldlane.com. Thank you again for the trust you have bestowed upon us in choosing the Cheswold Lane International High Dividend Fund.

Sincerely,
Eric Scharpf
President of Cheswold Lane Funds

[1]	Basis Point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Performance Summary (Unaudited)

Comparison of a Hypothetical $500,000 Investment
in the Cheswold Lane International High Dividend Fund and the MSCI EAFE® Index*

From 6/29/06** through 12/31/14

Total Returns
For the periods ended December 31, 2014

	One Year	Five Year	Average Annual Since Inception**

Cheswold Lane International High Dividend Fund	-10.52%	2.83%	1.34%
MSCI EAFE® Index	-4.90%	5.33%	2.92%

*	The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE® Index consisted of the following 21 developed markets country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged. The index reflects the reinvestment of dividends on securities in the index, but does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

**	Commencement of operations for the Cheswold Lane International High Dividend Fund was June 29, 2006.

The Fund's net expense ratio of 0.95% and gross expense ratio of 1.56% are reflective of the information disclosed in the Fund's prospectus dated April 30, 2014 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2015 in order to keep the Fund's net annual operating expenses from exceeding 0.95% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-800-771-4701. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund's results as shown are net of fees.

See the accompanying "Investments by Industry" schedule for the percentage of the Fund’s portfolio represented by the industries mentioned in this report. Portfolio holdings will change due to ongoing management of the Fund.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Portfolio Characteristics
December 31, 2014

Investments by Industry (unaudited) (As a Percentage of Long-term Investments)

Adhesives	2.8%
Agriculture	4.7
Apparel	0.5
Auto Manufacturers	0.7
Banks	12.6
Beverages	6.6
Building Materials	1.4
Chemicals	1.4
Distribution / Wholesale	0.7
Diversified Financial Services	1.0
Electric	1.9
Electrical Components & Equipment	1.9
Electronics	1.8
Food	0.9
Food Service	3.5
Healthcare - Products	1.6
Holding Companies - Diversified	0.7
Insurance	4.4
Iron / Steel	1.2
Lodging	5.1
Machinery - Construction & Mining	2.1
Machinery - Diversified	2.0
Mining	3.2
Miscellaneous Manufacturing	1.5
Oil & Gas	5.9
Oil & Gas Services	2.7
Pharmaceuticals	14.4
Retail	6.3
Telecommunications	5.5
Transportation	1.0
Total	100.0%

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Portfolio Characteristics (Continued)
December 31, 2014

Investments by Country (unaudited) (As a Percentage of Long-term Investments)

Australia	9.7%
France	9.4
Germany	5.8
Hong Kong	3.7
Italy	2.8
Japan	12.2
Macau	5.1
Singapore	0.7
Sweden	3.1
Switzerland	17.9
United Kingdom	29.6
Total	100.0%

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Schedule of Investments
December 31, 2014

Number of Shares			Value

	COMMON STOCKS	99.6%
	COMMUNICATIONS	5.5%
78,040	BT Group PLC		$484,526
334,300	Vodafone Group PLC		1,150,994
			1,635,520

	CONSUMER DISCRETIONARY	16.8%
830	Christian Dior S.A.		142,451
8,330	Cie Financiere Richemont S.A.		743,144
61,200	Compass Group PLC		1,041,969
2,440	Daimler AG		203,311
7,000	Jardine Cycle & Carriage Ltd.		223,349
2,070	Kering		396,540
216,200	MGM China Holdings Ltd.		545,554
38,880	Sands China Ltd.		189,799
1,680	Swatch Group AG		749,726
283,200	Wynn Macau Ltd.		791,805
			5,027,648

	CONSUMER STAPLES	12.8%
22,670	British American Tobacco PLC		1,226,975
4,420	Diageo PLC		126,345
5,900	Japan Tobacco, Inc.		163,265
3,600	Jardine Matheson Holdings Ltd.		217,716
3,730	Nestle S.A.		273,369
8,500	Remy Cointreau S.A.		565,159
24,400	SABMiller PLC		1,268,161
			3,840,990

	ENERGY	9.5%
68,660	BG Group PLC		918,406
21,125	ENI SpA		370,318
3,450	Ensco PLC - Cl. A		103,328
16,000	Modec, Inc.		271,133
45,650	Saipem SpA*		483,393
5,600	Technip S.A.		332,355
12,320	Woodside Petroleum Ltd.		380,219
			2,859,152

	FINANCIALS	17.9%
46,100	Aberdeen Asset Management PLC		308,104
18,500	Australia & New Zealand Banking Group Ltd.		482,022
28,250	AXA S.A.		651,612
2,500	BNP Paribas S.A.		147,907
7,430	Commonwealth Bank of Australia		516,704
25,100	Credit Suisse Group AG		632,435
152,000	Dah Sing Financial Holdings Ltd.		880,108
19,200	HSBC Holdings PLC		181,805

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
December 31, 2014

Number of Shares			Value

	FINANCIALS (Continued)
28,110	Prudential PLC		$648,552
62,000	Standard Chartered PLC		921,081
			5,370,330

	HEALTH CARE	16.0%
21,270	Getinge A.B. B Shares		485,683
16,840	Novartis AG		1,562,406
5,100	Roche Holding AG		1,382,891
6,160	Sanofi		559,761
9,600	Sawai Pharmaceutical Co., Ltd.		553,974
8,300	Stada Arzneimittel AG		253,191
			4,797,906

	INDUSTRIALS	13.5%
23,070	Alfa Laval A.B.		439,382
6,500	Daikin Industries Ltd.		422,107
8,720	Deutsche Post AG		284,914
8,700	Henkel AG & Co. KGaA		845,477
75,000	Hitachi Ltd.		561,694
28,800	Mitsubishi Electric Corp.		346,273
11,800	Omron Corp.		534,733
3,450	Rheinmetall AG		151,174
15,700	Weir Group PLC		449,390
			4,035,144

	MATERIALS	5.8%
34,410	BHP Billiton Ltd.		820,566
6,860	BHP Billiton PLC		147,294
91,300	Daido Steel Co., Ltd.		346,933
7,700	Nitto Denko Corp.		433,641
			1,748,434

	UTILITIES	1.8%
51,200	AGL Energy Ltd.		555,397

	TOTAL COMMON STOCKS (Cost $29,318,993)		29,870,521

Principal Amount

	SHORT-TERM INVESTMENT	0.0%
	Variable Rate Demand Deposit
$5,047	UMB Bank Money Market Fiduciary, 0.01%†		5,047

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,047)		5,047

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
December 31, 2014

TOTAL INVESTMENTS (Cost $29,324,040)	99.6%	$29,875,568
Other Assets, in Excess of Liabilities	0.4%	113,837

NET ASSETS	100.0%	$29,989,405

PLC – Public Limited Company
*	Non-income Producing
†	Indicates yield as of December 31, 2014

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Statement of Assets and Liabilities
December 31, 2014

ASSETS:
Investments at value (cost $29,324,040)	$29,875,568
Foreign currency (cost $109,641)	109,182
Receivable for investments sold	252,720
Interest and dividends receivable	89,362
Receivable for open foreign currency contracts	1,084
Prepaid expenses	4,741

Total assets	30,332,657

LIABILITIES:
Payables to related parties:
Investment adviser fees	2,740
Payable for investments purchased	294,727
Accrued expenses:
Professional fees	22,250
Administrative and fund accounting fees	6,465
Trustees' fees	5,000
Transfer agent fees and expenses	4,523
Custody fees	4,400
Other accrued expenses	3,147

Total liabilities	343,252

TOTAL NET ASSETS	$29,989,405

NET ASSETS CONSIST OF:
Paid-in-capital	$36,429,410
Distributions in excess of net investment income	(13,247)
Accumulated net realized loss on investments and foreign currency transactions	(6,971,829)
Net unrealized appreciation on investments and foreign currency translations	545,071

TOTAL NET ASSETS	$29,989,405

SHARES OUTSTANDING, (no par value, unlimited shares of beneficial interest authorized)	2,269,538

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE(a)	$13.21

(a)	A 2% redemption fee applies to shares sold within 90 days of purchase.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Statement of Operations
For the Year Ended December 31, 2014

INVESTMENT INCOME:
Dividends (Net of $107,247 foreign tax withholding)	$1,148,021
Interest	24
Total investment income	1,148,045

EXPENSES:
Investment advisory fees (related party)	306,751
Administrative and fund accounting fees	76,124
Professional fees	47,615
Transfer agent fees and expenses	26,177
Custody fees	25,079
Trustees’ fees	17,500
Insurance premiums	11,658
Reports to shareholders	7,700
Federal and state registration fees	2,377
Miscellaneous expenses	16,464
Total expenses before fee waivers	537,445
Fee waivers	(213,652)

Net expenses	323,793

NET INVESTMENT INCOME	824,252

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on investment transactions	1,890,450
Net realized loss on foreign currency transactions	(2,320)
Change in unrealized appreciation/(depreciation)
on investments	(6,292,978)
on foreign currency translations	(10,481)
Net realized and unrealized loss on investments and foreign currency	(4,415,329)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,591,077)

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Statements of Changes in Net Assets

	For the Year Ended 12/31/14	For the Year Ended 12/31/13
OPERATIONS:
Net investment income	$824,252	$650,876
Net realized gain on investments	1,890,450	1,370,858
Net realized gain/(loss) on foreign currency transactions	(2,320)	9,341
Change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(6,303,459)	2,721,764

Net increase/(decrease) in net assets resulting from operations	(3,591,077)	4,752,839

DISTRIBUTIONS:
From investment income ($0.38 per share, $0.56 per share)	(845,760)	(1,251,341)

Total distributions	(845,760)	(1,251,341)

SHARES OF BENEFICIAL INTEREST:
Proceeds from sale of shares	456,650	2,031,950
Proceeds from reinvestment of distributions	845,760	1,251,341
Redemption of shares	(1,639,157)	(1,522,096)

Net increase/(decrease) from shares of beneficial interest	(336,747)	1,761,195

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(4,773,584)	5,262,693

NET ASSETS:
Beginning of year	34,762,989	29,500,296
End of year*	$29,989,405	$34,762,989

SHARES OF BENEFICIAL INTEREST IN SHARES:
Shares sold	32,507	144,482
Shares reinvested	58,623	85,386
Shares redeemed	(116,887)	(102,941)
Net increase/(decrease)	(25,757)	126,927

*	Includes distributions in excess of net investment income $(13,247) and $(371,394) for 12/31/14 and 12/31/13, respectively.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Financial Highlights
For a Fund Share Outstanding
Throughout Each Year

	For the Year Ended 12/31/14	For the Year Ended 12/31/13	For the Year Ended 12/31/12	For the Year Ended 12/31/11	For the Year Ended 12/31/10

Net asset value, beginning of year	$15.15	$13.60	$11.56	$12.94	$13.00

Income/(Loss) From Investment Operations:
Net investment income	0.37	0.30	0.24	0.23	0.18
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(1.93)	1.81	2.11	(1.41)	— [1]
Total from investment operations	(1.56)	2.11	2.35	(1.18)	0.18

Less Distributions:
Dividends from net investment income	(0.38)	(0.56)	(0.31)	(0.20)	(0.24)
Distribution from net realized gains	—	—	—	—	—
Total distributions	(0.38)	(0.56)	(0.31)	(0.20)	(0.24)

Net asset value, end of year	$13.21	$15.15	$13.60	$11.56	$12.94

Total Return[2]	(10.52)%	15.65%	20.60%	(9.27)%	1.53%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$29,989	$34,763	$29,500	$25,394	$28,597
Ratio of expenses to average net assets:
Net of waivers and reimbursements	0.95%	0.95%	1.15%	1.15%	1.15%
Before waivers and reimbursements	1.58%	1.56%	1.60%	1.57%	1.56%
Ratio of net investment income to average net assets:
Net of waivers and reimbursements	2.42%	1.97%	1.83%	1.80%	1.40%
Before waivers and reimbursements	1.79%	1.36%	1.38%	1.38%	0.99%
Portfolio turnover rate	61.73%	38.24%	55.08%	52.18%	64.79%

[1]	Represents less than $0.01 per share.
[2]	Total returns shown are historical in nature and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

See accompanying notes to financial statements.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements
December 31, 2014

Note 1. Organization

Cheswold Lane Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the “Fund”). The investment objective for the Fund is long-term growth of capital and income. The Fund commenced operations on June 29, 2006.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. Equity securities, to the extent these are actively traded are generally categorized in Level 1 of the fair value hierarchy. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures. Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures. In this circumstance, such securities may be categorized as Level 2 or Level 3 depending on the inputs used by the Adviser.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”). Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology. In this circumstance, such securities are categorized as Level 2. In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser. In this circumstance, such securities may be categorized as Level 2 or Level 3 depending on the inputs used by the Adviser. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
December 31, 2014
The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
December 31, 2014

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014:

Sector	Level 1	Level 2	Level 3	Total
Communications	$-	$1,635,520	$-	$1,635,520
Consumer Discretionary	-	5,027,648	-	5,027,648
Consumer Staples	-	3,840,990	-	3,840,990
Energy	103,328	2,755,824	-	2,859,152
Financials	-	5,370,330	-	5,370,330
Health Care	-	4,797,906	-	4,797,906
Industrials	-	4,035,144	-	4,035,144
Materials	-	1,748,434	-	1,748,434
Utilities	-	555,397	-	555,397
Short-Term Investments	5,047	-	-	5,047
Total	$108,375	$29,767,193	$-	$29,875,568

It is the Fund’s policy to recognize transfers between Levels at the end of the period. Transfers between Level 1 and Level 2 resulted from the application of the Fund’s quantitative methodology. At the end of the reporting period, application of the quantitative methodology was deemed necessary and as such equity securities listed or traded on foreign security exchanges were categorized as Level 2. At the beginning of the year, in accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the Fund priced securities at their fair value due to specific foreign markets observing holiday market closure. The Fund did not hold any Level 3 investments at December 31, 2014.

The following is a reconciliation of transfers between Levels from December 31, 2013 to December 31, 2014, represented by recognizing the December 31, 2014 fair value of securities previously classified as Level 1 as of December 31, 2013 that transferred hierarchies to Level 2 as of December 31, 2014:

Transfers into Level 1	$-
Transfers out of Level 1	(10,577,701)
Net transfers in (out) of Level 1	$(10,577,701)
Transfers into Level 2	$10,577,701
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$10,577,701

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
December 31, 2014

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years 2011-2014, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the taxable year ended December 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on an accrual basis.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Redemption Fees – Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current NAV of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital. There were no redemption fees paid to the Fund during the year ended December 31, 2014.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
December 31, 2014

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events - Events and transactions have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

Note 3. Related Parties

The Fund has an investment advisory agreement with the Adviser. Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through April 30, 2015 in order to keep the Fund’s net annual fund operating expenses (excluding any taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses) from exceeding 0.95% of its average daily net assets. After expense waivers, the management fee paid to the Adviser for the year ended December 31, 2014 was equal to 0.27% of the Fund’s average net assets.

The Fund paid $15,000 in fees for unaffiliated Trustees during the year ended December 31, 2014. No officer or Trustee who is affiliated with the Adviser currently receives any compensation from the Fund for acting as a Trustee or officer of the Fund.

Note 4. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) from January 1, 2014 to December 31, 2014 were $20,702,850 and $20,966,917, respectively.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
December 31, 2014

Note 5. Federal Income Tax Information

At December 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$29,365,911
Unrealized appreciation	3,832,818
Unrealized depreciation	(3,323,161)
Net unrealized appreciation on investments	$509,657

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in passive foreign investment companies.

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$13,057
Undistributed long-term gains	-
Tax accumulated earnings	13,057
Accumulated capital and other losses	(6,955,267)
Unrealized appreciation on investments and foreign currency translations	502,205
Total accumulated earnings (deficit)	$(6,440,005)

The tax character of distributions paid during the fiscal year ended December 31, 2014 and fiscal year ended December 31, 2013 was as follows:

	2014	2013
Distributions paid from ordinary income	$845,760	$1,251,341
Distributions paid from long-term capital gains	-	-
Total Distributions	$845,760	$1,251,341

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, the date of the enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
December 31, 2014

As of December 31, 2014, the Fund had accumulated capital loss carryforwards as follows:

	Short-Term	Long-Term
Losses Expiring:
December 31, 2016	$(1,307,092)	$-
December 31, 2017	(5,245,769)	-
December 31, 2018	(402,406)	-
Losses Not Subject to Expiration	-	-
	$(6,955,267)	$-

During the period ended December 31, 2014, the Fund utilized $1,076,351 and $442,212 of expiring and long-term non-expiring capital loss carryforwards, respectively.

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment companies, on December 31, 2014, undistributed net investment income was increased by $379,655, accumulated net realized loss on investments and foreign currency transactions was decreased by $379,655. These reclassifications have no effect on the net assets of the Fund.

Note 6. Risks and Concentrations

Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets. In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund’s net asset value to fluctuate, which, in turn, may cause the value of the Fund’s shares to go up or down.

The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund considers foreign developed markets to consist of those countries that are represented in the MSCI EAFE® Index. As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser. Please see the “Portfolio Characteristics – Investments by Country” table for a percentage listing by country. Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

As of December 31, 2014, the Fund had a shareholder that held 62.0% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a retirement plan for a commercial entity in which the plan holds Fund shares for the benefit of the entity’s employees. The Fund is one of several investment options in the entity’s plan and employees are permitted to transfer some or all of their account balances into or out of the Fund at any time.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Notes to Financial Statements (Continued)
December 31, 2014

Note 7. Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Cheswold Lane Funds
and the Shareholders of Cheswold Lane International High Dividend Fund

We have audited the accompanying statement of assets and liabilities of the Cheswold Lane International High Dividend Fund, a series of shares of beneficial interest in the Cheswold Lane Funds, including the schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cheswold Lane International High Dividend Fund as of December 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
February 27, 2015

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Expense Example
For the Period Ended December 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014 (the “Period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the Period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the Period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value July 1, 2014	Ending account value December 31, 2014	Expenses paid during the period ended December 31, 2014[1]
Actual Example	$1,000.00	$855.10	$4.44
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,020.22	4.84

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Trustee and Officer Information (Unaudited)

Name, Address and Age as of 12/31/14	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Eric F. Scharpf * Cheswold Lane Funds 100 Front Street W. Conshohocken, PA 19428 Age: 45	Trustee, President and Chief Executive Officer	Indefinite, since 2006	Managing Partner, Cheswold Lane Asset Management, LLC (the “Adviser”), since 2006; Partner/Senior Portfolio Manager, Chartwell Investment Partners (2004-2005); Portfolio Manager/Research Analyst, Miller Anderson & Sherrerd (an asset management company) (1997-2003)	1	None
Independent Trustees
Dr. George E. Boudreau Cheswold Lane Funds 100 Front Street W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite, since 2006	Founder and Partner, the Pennsylvania Dental Group (1974 to present)	1	None
Eugenie G. Logue Cheswold Lane Funds 100 Front Street W. Conshohocken, PA 19428 Age: 45	Trustee	Indefinite, since 2006	Principal, Rosemont Investment Partners, LLC (a private equity firm), since 2002; Associate, SGI Capital (a private equity firm) (1999 – 2002)	1	None
Stanley J. Koreyva, Jr. Cheswold Lane Funds 100 Front Street W. Conshohocken, PA 19428 Age: 55	Trustee	Indefinite, since 2006	Executive Vice President and Chief Operating Officer, Amboy Bank, since 2004; Chief Financial Officer, Amboy Bank (1998-2004)	1	None
Michael M. Dewey Cheswold Lane Funds 100 Front Street W. Conshohocken, PA 19428 Age: 45	Trustee	Indefinite, since 2013	Executive Director, Beach Investment Counsel, Inc., since 2012; Executive Director, LGL Partners (2011-2012); Managing Director, Defiance Asset Management, LLC, (2005-2011); Vice President, J.P. Morgan Private Bank, (1992-2005)	1	None

*	Mr. Scharpf is an “Interested Trustee” of Cheswold Lane Funds, as defined in the Investment Company Act of 1940, because he is the Managing Partner of the Adviser. Mr. Scharpf and Ms. Colleen Quinn Scharpf are married to each other.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Trustee and Officer Information (Unaudited)

The officers of the Trust not named above are:

Name, Address and Age as of 12/31/14	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Matthew Taylor Cheswold Lane Funds 100 Front Street W. Conshohocken, PA 19428 Age: 42	Executive Vice President, Treasurer and Chief Financial Officer	Since 2006
Partner/Portfolio Manager, the Adviser, since 2006; Partner/Portfolio Manager, Chartwell Investment Partners (2004-2006); Portfolio Manager/Research Analyst, Miller Anderson & Sherrerd (an asset management company) (2000-2003)

Colleen Quinn Scharpf Cheswold Lane Funds 100 Front Street W. Conshohocken, PA 19428 Age: 45	Secretary and Chief Compliance Officer	Since 2006
President, Chief Operating Officer and Chief Compliance Officer, the Adviser, since 2006; Director of Investments, Board of Pensions of the Presbyterian Church (U.S.A.) (2003-2006); Senior Member, Strategic Relationship Team, Putnam Investments (1996 – 2003)

The Statement of Additional Information contains additional information about the Fund’s trustees and is available, without charge, upon request by calling 1-800-771-4701.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

Cheswold Lane International High Dividend Fund
Other Information
For the Year Ended December 31, 2014 (Unaudited)

Additional Tax Information

For the period ended December 31, 2014, 100% of dividends paid from net investment income from the Fund are designated as qualified dividend income.

For the period ended December 31, 2014, 0.39% of dividends paid from net investment income from the Fund qualifies for dividends received deduction.

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Cheswold Lane International High Dividend Fund designates $762,172 of income derived from foreign sources and $48,331 of foreign taxes paid for the period ended December 31, 2014.

Of the ordinary income (including short-term capital gains) distributions made by the Cheswold Lane International High Dividend Fund during the year ended December 31, 2014, the proportionate share of income derived from foreign sources attributable to one share of stock, or the amount determined to be necessary, is $0.3358 and the proportionate share of foreign taxes attributable to one share of stock is $0.0213.

Proxy Voting

A description of the Fund’s proxy voting policies and procedures applicable to portfolio securities and a record of the Fund’s proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission’s website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may view the Fund’s Form N-Q on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Cheswold Lane International High Dividend Fund - Annual Report - December 31, 2014

UMB Distribution Services, LLC, Distributor
235 West Galena Street
Milwaukee, Wisconsin 53212

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by this report.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)  (1) See Item 12(a)(1) of this Form N-CSR. The Registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2007, with SEC accession number 0000948221-07-000028.

(2) Not applicable.

(3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Stanley J. Koreyva, Jr. qualifies as an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR. Mr. Koreyva is “independent” as defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.
Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

Fiscal period ended December 31, 2013	$14,750
Fiscal period ended December 31, 2014	$15,500

(b) Audit-Related Fees.
Aggregate fees billed for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

None.

(c) Tax Fees.
Aggregate fees billed for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice, tax planning and review of tax filings.

Tax fees charged by the principal accountant relate to the reviewing of filings and financial statements.

Fiscal period ended December 31, 2013	$2,500
Fiscal period ended December 31, 2014	$2,500

(d) All Other Fees.
Aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

None.

(e) (1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

(2) During the fiscal period ended December 31, 2014, all of the non-audit services provided by the Registrant’s principal accountant were pre-approved by the Audit Committee.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the Registrant's principal accountant related to tax services rendered to the Registrant, and are set forth under paragraph (c) above.

During the fiscal period ended December 31, 2014, the principal accountant did not provide any non-audit services to the Registrant’s investment adviser.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

The Registrant’s Nominating Committee recommends for nomination candidates for the Board, fills vacancies and considers the qualifications of Board members. The Nominating Committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit the appropriate information about the candidate to the Nominating Committee, c/o Cheswold Lane Funds, 100 Front Street, West Conshohocken, PA 19428.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics – Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2007, with SEC accession number 0000948221-07-000028.

(a)(2) Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer
(Principal Executive Officer)

Date:	March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President and Chief Executive Officer
(Principal Executive Officer)

Date:	March 10, 2015

By:	/s/ Matthew H. Taylor
Matthew H. Taylor
Executive Vice President, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	March 10, 2015